Taxes on Income (Details) - Schedule of Theoretical Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Theoretical Tax [Abstract]
Loss before taxation	$ (11,286)	$ (14,976)	$ (17,193)
Theoretical tax credit at applicable statutory rate: 23%	(2,596)	(3,444)	(3,954)
Non-allowable expenses	(244)	(1,026)	(1,527)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,352)	(2,418)	(2,427)
Income tax benefit